Acquisitions and Disposals - Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Net income attributable to non-controlling interests		$ (3,277)
Net loss from discontinued operations		(69,403,902)
Disposal of Nisun BVI and its subsidiaries [Member]
Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenues		91,062,980
Cost of revenue		(80,905,016)
Gross profit		10,157,964
Selling expenses		(943,354)
General and administrative expenses		(4,418,805)
Research and development expenses		(499,557)
Bad debt expense		(55,275,084)
Goodwill Impairment Loss		(17,373,793)
Interest and investment income (expenses)		7,736
Other income (expenses), net		66,875
Net gain on sale of discontinued operations, net of applicable income tax
Loss (income) before income taxes from discontinued operations		(68,278,018)
Income tax expenses		(1,122,607)
Net income attributable to non-controlling interests		(3,277)
Net loss from discontinued operations		$ (69,403,902)